RETIREMENT BENEFIT OBLIGATIONS - Sensitivity analysis (Details) - Pension plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
United Kingdom
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Contribution to the plan		$ 7.0	$ 6.0
Supplementary payments		7.0	$ 6.0
United Kingdom | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension obligation +50bps/+1yr		(70.0)
Pension obligation -50bps/-1yr		80.0
Pension cost +50bps/+1yr		(2.0)
Pension cost -50bps/-1yr		2.0
United Kingdom | Inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension obligation +50bps/+1yr		71.0
Pension obligation -50bps/-1yr		(65.0)
Pension cost +50bps/+1yr		1.0
Pension cost -50bps/-1yr		(1.0)
United Kingdom | Mortality
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension obligation +50bps/+1yr		39.0
Pension obligation -50bps/-1yr		(38.0)
Pension cost +50bps/+1yr		1.0
United States of America
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Planned supplementary contributions for next year	$ 0.0
United States of America | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension obligation +50bps/+1yr		(23.0)
Pension obligation -50bps/-1yr		25.0
United States of America | Mortality
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension obligation +50bps/+1yr		13.0
Pension obligation -50bps/-1yr		$ (14.0)